Stock-based Compensation - Summary of Performance-based Restricted Stock Unit Activity (Detail) - Rocket Lab USA, Inc. - Performance-based Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Outstanding	752,617	0
Number of Units, Granted	657,239	761,430
Number of Units, Forfeited	(103,938)	(8,813)
Number of Units, Outstanding	1,305,918	752,617
Number of Units, Units expected to vest	0	0
Weighted- Average Grant Date Fair Value, Outstanding	$ 12.80	$ 0
Weighted- Average Grant Date Fair Value, Granted	11.32	12.80
Weighted- Average Grant Date Fair Value, Forfeited	12.70	12.80
Weighted- Average Grant Date Fair Value, Outstanding	12.06	12.80
Weighted- Average Grant Date Fair Value, Units expected to vest	$ 0	$ 0